Accrued Expenses and Other Liabilities	3 Months Ended
Mar. 31, 2022
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities	Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following (in thousands):

	March 31,	December 31,
	2022	2021
Compensation and benefits	$7,517	$8,747
Research and development costs	13,712	11,311
Professional fees	3,008	3,449
Other liabilities	277	160
Total accrued expenses and other liabilities	$24,513	$23,667